Bank Borrowings	6 Months Ended
Jun. 30, 2011
Bank Borrowings
Bank Borrowings

12.           Bank Borrowings

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Short-term	485,885	75,174
Long-term	1,228,993	190,144

As of June 30, 2011, short-term and long-term bank borrowing facilities included:

•                  A term debt facility denominated in New Zealand dollars of NZ$124.5 million (RMB666.4 million, $103.1 million) that matures on August 31, 2012 provided by a syndicate of three banks.

•                  A working capital facility denominated in New Zealand dollars of NZ$75.0 million (RMB401.4 million, $62.1 million) that matures on February 29, 2012 provided by a syndicate of three banks. As of June 30, 2011, this facility had an outstanding balance of NZ$11.0 million (RMB58.9 million, $9.1 million) and available balance of NZ$64.0 million (RMB342.6 million, $53.0 million).

•                  Overdraft and guarantee facilities denominated in New Zealand dollars of NZ$40.0 million (RMB214.1 million, $33.1 million) that is provided by a syndicate of three banks.

•                  Banking and overdraft facilities denominated in New Zealand dollars of NZ$25.0 million (RMB133.8 million, $20.7 million) relating to Wool Partners International Limited (WPI), a subsidiary of the Group. As at June 30, 2011 and during the period ending June 30, 2011 WPI was not in compliance with banking covenants imposed by the lending bank. Subsequent to June 30, 2011 we have agreed new facilities with the lending bank for this subsidiary effective from September 28, 2011.  The facilities are subject to separate reporting covenants with the first reporting period being December 31, 2011.

•                  Acquisition debt denominated in New Zealand dollars totaling NZ$63 million (RMB337.2 million, $52.2 million) that matures on October 31, 2012 with a mandatory repayment of NZ$27 million (RMB144.5 million, $22.4 million) on April 30, 2012 provided by a bank and Livestock Improvement Company.

•                  Loan facilities denominated in RMB of RMB62.0 million ($9.6 million) that matures on April 7, 2012 provided by one bank.

•                  Loan facilities denominated in US Dollars of RMB369.7 million (US$57.2 million) that mature between January 23, 2013 and April 19, 2013 provided by two banks.

Other than the working capital facility denominated in New Zealand dollars, the short-term and long-term bank borrowing facilities detailed above were fully drawn at June 30, 2011.

Several of the borrowing facilities require the Company to maintain certain operating covenants. Except for the WPI facility, the Company was in compliance with covenants at June 30, 2011.

The long-term bank borrowings RMB1,228,993 (US$190,144) are due during the year ending June 30, 2013.